Deferred Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Taxes Details
Net (loss) income for the year	$ (1,043)	$ (1,125)	$ (1,960)
Canadian statutory tax rate	27.00%	27.00%
Income tax expense (benefit) computed at statutory rates	$ (282)	$ (304)
Differences between Canadian and foreign tax rates	(6)	(14)
Temporary differences	254	(189)
Items not taxable/deductible for income tax purposes	31	44
Tax losses and tax offsets recognized/unrecognized in tax asset	4	359
Under (over) provided in prior years	(4)	104
Deferred income tax recovery	$ (3)	$ 0